FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Hedge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Forward foreign exhange contracts | Cash flow hedges
Items designated as hedging instruments
Nominal amount		2,394
Carrying Amount Assets		$ 37
Carrying Amount Liabilities		(22)
Change in fair value in OCI		23
Amounts reclassified from hedging reserve to profit or loss		$ 2
Forward foreign exhange contracts | Currency risk | Cash flow hedges
Items designated as hedging instruments
Nominal amount	2,331
Carrying Amount Assets	$ 26
Carrying Amount Liabilities	23
Change in fair value in OCI	(5)
Amounts reclassified from hedging reserve to profit or loss	$ (19)
Interest swaps | Interest rate risk
Items designated as hedging instruments
Nominal amount	120	200
Carrying Amount Liabilities		$ (3)